SHARE-BASED COMPENSATION - Schedule of compensation expense (Details) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transaction costs	$ 1,413,843	$ 3,794,558
Administrative expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transaction costs	1,039,866	2,822,574
Selling expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transaction costs	$ 373,977	$ 971,984